Other Non-current Assets	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent [Abstract]
Other Non-current Assets

10. Other Non-current Assets

Other non-current assets consist of the following:

	December 31, 2017	December 31, 2018
Long-term deposits	80,168	616,199
Receivables of installment payments for battery	-	574,677
Prepayments for purchase of property and equipment	50,882	159,341
Others	91	62,613
Total	131,141	1,412,830

Long-term deposit mainly consists of deposits to vendors for guarantee of production capacity as well as rental deposit for offices and NIO Houses which will not be collectible within one year.